Financial Instruments	12 Months Ended
Dec. 31, 2019
Financial instruments [Abstract]
Disclosure of financial instruments [text block]
Note 7
Financial Instruments

Financial instruments categories

The carrying amounts of each financial instrument category as of each year-end are detailed as follows:

	As of December 31, 2019		As of December 31, 2018
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	3,412,197	-	11,522,482	-
Market securities and investments in other companies	6,245,817	-	11,010,433	-
Derivative hedge assets	157,344	4,670,538	212,554	3,325,079
Total other financial assets	9,815,358	4,670,538	22,745,469	3,325,079
Accounts receivable - trade and other receivable (net)	300,013,940	3,224,627	320,702,339	3,363,123
Accounts receivable from related parties	3,278,685	118,122	3,048,841	190,865
Total accounts receivables	303,292,625	3,342,749	323,751,180	3,553,988
Sub-Total financial assets	313,107,983	8,013,287	346,496,649	6,879,067
Cash and cash equivalents	196,369,224	-	319,014,050	-
Total financial assets	509,477,207	8,013,287	665,510,699	6,879,067
Bank borrowings	42,447,438	99,749,082	38,160,178	75,200,804
Bonds payable	6,744,739	133,806,947	4,081,175	135,281,303
Lease Liabilities / Financial leases obligations	4,857,097	28,213,259	365,972	17,546,162
Deposits for return of bottles and containers	13,290,754	-	13,967,995	-
Total financial liabilities measured at amortized cost	67,340,028	261,769,288	56,575,320	228,028,269
Derivative financial instruments	240,394	-	4,997,124	-
Derivative hedge liabilities	805,306	-	1,194,502	157,028
Total financial derivative liabilities	1,045,700	-	6,191,626	157,028
Total other financial liabilities (*)	68,385,728	261,769,288	62,766,946	228,185,297
Account payable- trade and other payable	306,655,558	26,550	303,380,168	12,413
Accounts payable to related parties	8,979,434	-	6,936,910	-
Total commercial obligations and other accounts payable	315,634,992	26,550	310,317,078	12,413
Total financial liabilities	384,020,720	261,795,838	373,084,024	228,197,710

(*) See
Note 21 - Other financial liabilities
.

Fair value of Financial instrument
s

The following tables show fair values, based on financial instrument categories, compared to the carrying amount included in the Consolidated Statements of Financial Position:

a)

Financial assets and liabilities are detailed as follows:

	As of December 31, 2019		As of December 31, 2018
	Book Value	Fair Value	Book Value	Fair Value
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	3,412,197	3,412,197	11,522,482	11,522,482
Market securities and investments in other companies	6,245,817	6,245,817	11,010,433	11,010,433
Derivative hedge assets	4,827,882	4,827,882	3,537,633	3,537,633
Total other financial assets	14,485,896	14,485,896	26,070,548	26,070,548
Accounts receivable - trade and other receivable (net)	303,238,567	303,238,567	324,065,462	324,065,462
Accounts receivable from related parties	3,396,807	3,396,807	3,239,706	3,239,706
Total accounts receivables	306,635,374	306,635,374	327,305,168	327,305,168
Sub-Total financial assets	321,121,270	321,121,270	353,375,716	353,375,716
Cash and cash equivalents	196,369,224	196,369,224	319,014,050	319,014,050
Total financial assets	517,490,494	517,490,494	672,389,766	672,389,766
Bank borrowings	142,196,520	146,544,455	113,360,982	117,211,707
Bonds payable	140,551,686	189,670,078	139,362,478	187,276,391
Lease Liabilities / Financial leases obligations	33,070,356	41,851,389	17,912,134	24,278,897
Deposits for return of bottles and containers	13,290,754	13,290,754	13,967,995	13,967,995
Total financial liabilities measured at amortized cost	329,109,316	391,356,676	284,603,589	342,734,990
Derivative financial instruments	240,394	240,394	4,997,124	4,997,124
Derivative hedge liabilities	805,306	805,306	1,351,530	1,351,530
Total financial derivative liabilities	1,045,700	1,045,700	6,348,654	6,348,654
Total other financial liabilities (*)	330,155,016	392,402,376	290,952,243	349,083,644
Account payable- trade and other payable	306,682,108	306,682,108	303,392,581	303,392,581
Accounts payable to related parties	8,979,434	8,979,434	6,936,910	6,936,910
Total commercial obligations and other accounts payable	315,661,542	315,661,542	310,329,491	310,329,491
Total financial liabilities	645,816,558	708,063,918	601,281,734	659,413,135

(*) See
Note 21 - Other financial liabilities
.

The carrying amount of current accounts receivable, cash and cash equivalents and other financial assets and liabilities approximate their fair value due to their short-term nature, and in the case of accounts receivable, due to the fact that any collection loss is already reflected in the impairment loss provision.

The fair value of non-derivative financial assets and liabilities that are not quoted in active markets are estimated through the use of discounted cash flows calculated on market variables observed as of the date of the financial statements. The fair value of derivative instruments is estimated through the discount of future cash flows, determined according to information observed in the market or to variables and prices obtained from third parties.

The fair value of bank borrowings and Bonds payable has hierarchy level 2 of fair value.

b)

Financial instruments by category:

As of December 31, 2019	Fair value with changes in income	Financial assets measured at amortized cost	Hedge derivatives	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivative financial instruments	3,412,197	-	-	3,412,197
Marketable securities and investments in other companies	6,245,817	-	-	6,245,817
Derivative hedge assets	-	-	4,827,882	4,827,882
Total other financial assets	9,658,014	-	4,827,882	14,485,896
Cash and cash equivalents	-	196,369,224	-	196,369,224
Trade and other receivable (net)	-	303,238,567	-	303,238,567
Accounts receivable from related parties	-	3,396,807	-	3,396,807
Total financial assets	9,658,014	503,004,598	4,827,882	517,490,494

As of December 31, 2019	Fair value with changes in income	Hedge derivatives	Financial liabilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	-	-	142,196,520	142,196,520
Bonds payable	-	-	140,551,686	140,551,686
Leases liabilities	-	-	33,070,356	33,070,356
Deposits for return of bottles and containers	-	-	13,290,754	13,290,754
Derivative financial instruments	240,394	-	-	240,394
Derivative hedge liabilities	-	805,306	-	805,306
Total Other financial liabilities	240,394	805,306	329,109,316	330,155,016
Account payable- trade and other payable	-	-	306,682,108	306,682,108
Accounts payable to related parties	-	-	8,979,434	8,979,434
Total financial liabilities	240,394	805,306	644,770,858	645,816,558

As of December 31, 2018	Fair value with changes in income	Financial assets measured at amortized cost	Hedge derivatives	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivative financial instruments	11,522,482	-	-	11,522,482
Marketable securities and investments in other companies	11,010,433	-	-	11,010,433
Derivative hedge assets	-	-	3,537,633	3,537,633
Total other financial assets	22,532,915	-	3,537,633	26,070,548
Cash and cash equivalents	-	319,014,050	-	319,014,050
Trade and other receivable (net)	-	324,065,462	-	324,065,462
Accounts receivable from related parties	-	3,239,706	-	3,239,706
Total financial assets	22,532,915	646,319,218	3,537,633	672,389,766

As of December 31, 2018	Fair value with changes in income	Hedge derivatives	Financial liabilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	-	-	113,360,982	113,360,982
Bonds payable	-	-	139,362,478	139,362,478
Financial leases obligations	-	-	17,912,134	17,912,134
Deposits for return of bottles and containers	-	-	13,967,995	13,967,995
Derivative financial instruments	4,997,124	-	-	4,997,124
Derivative hedge liabilities	-	1,351,530	-	1,351,530
Total Other financial liabilities	4,997,124	1,351,530	284,603,589	290,952,243
Account payable- trade and other payable	-	-	303,392,581	303,392,581
Accounts payable to related parties	-	-	6,936,910	6,936,910
Total financial liabilities	4,997,124	1,351,530	594,933,080	601,281,734

Derivative Instruments

The detail of maturities, number of derivative agreements, contracted nominal amounts, fair values and the classification of such derivative instruments by type of agreement at the closing of each year are detailed as follows:

	As of December 31, 2019				As of December 31, 2018
	Number of agreements	Nominal amounts thousand	Asset	Liability	Number of agreements	Nominal amounts thousand	Asset	Liability
			ThCh$	ThCh$			ThCh$	ThCh$
Cross currency interest rate swaps CLP/USD	1	2,000	4,571,984	805,306	1	2,000	3,325,079	1,194,502
Less than a year	-	-	-	805,306	1	-	-	1,194,502
Between 1 and 5 years	1	2,000	4,571,984	-	-	2,000	3,325,079	-
Cross currency interest rate swaps USD/EURO	1	11,600	255,898	-	1	11,600	212,554	157,028
Less than a year	-	-	157,344	-	1	-	212,554	-
Between 1 and 5 years	1	11,600	98,554	-	-	11,600	-	157,028
Total	2		4,827,882	805,306	2		3,537,633	1,351,530
Forwards USD	14	72,593	2,989,286	160,803	32	269,371	11,264,711	3,832,634
Less than a year	14	72,593	2,989,286	160,803	32	269,371	11,264,711	3,832,634
Forwards Euro	5	26,393	412,065	79,591	10	79,326	225,815	1,153,302
Less than a year	5	26,393	412,065	79,591	10	79,326	225,815	1,153,302
Forwards CAD	1	800	10,846	-	3	2,650	28,381	3,986
Less than a year	1	800	10,846	-	3	2,650	28,381	3,986
Forwards GBP	-	-	-	-	4	1,030	3,575	7,202
Less than a year	-	-	-	-	4	1,030	3,575	7,202
Total	20		3,412,197	240,394	49		11,522,482	4,997,124
Total instruments	22		8,240,079	1,045,700	51		15,060,115	6,348,654
These derivative agreements have been entered into as a hedge of exchange rate risk exposure. In the case of forwards, the Company does not comply with the formal requirements for hedging designation; consequently their effects are recorded in Income, in Other gains (losses).

In the case of Cross Currency Interest Rate Swaps and the Cross Interest Rate Swaps, these qualify as cash flow hedges of the cash flows related to loans from Banco de Chile and Scotiabank Chile. See additional disclosures in
Note 21 – Other financial liabilities
.

As of December 31, 2019
Entity	Nature of risks covered	Rights		Obligations		Fair value of net asset (liabilities)	Maturity
		Currency	Amount	Currency	Amount	Amount
			ThCh$		ThCh$	ThCh$
Scotiabank Chile	Flow interest rate and exchange rate on bank bonds	USD	8,820,379	EUR	8,564,481	255,898	06-18-2021
Banco de Chile	Flow interest rate on bank bonds	UF	59,233,320	CLP	55,466,642	3,766,678	09-15-2021

As of December 31, 2018
Entity	Nature of risks covered	Rights		Obligations		Fair value of net asset (liabilities)	Maturity
		Currency	Amount	Currency	Amount	Amount
			ThCh$		ThCh$	ThCh$
Scotiabank Chile	Flow interest rate and exchange rate on bank bonds	USD	8,256,869	EUR	8,201,343	55,526	06-18-2021
Banco de Chile	Flow interest rate on bank bonds	UF	60,388,039	CLP	58,257,462	2,130,577	09-15-2021

The Consolidated Statement of Other Comprehensive Income includes under the caption cash flow hedge, for the years ended December 31, 2019, a credit before income taxes of ThCh$  345,986 (ThCh$  63,008 and ThCh$  5,661, in 2018 and  2017, respectively), related to the fair value of Cross Currency Interest Swap and Cross Interest Rate Swap derivatives instruments.

Fair value hierarchies

The financial instruments recorded at fair value in the Statement of Financial Position are classified as follows, depending on the method used to obtain their fair values:

Level 1	Fair values obtained through direct reference to quoted market prices, without any adjustment.

Level 2
Fair values obtained through the use of valuation models accepted in the market and based on prices other than those of Level 1, which may be directly or indirectly observed as of the measurement date (adjusted prices).

Level 3	Fair values obtained through internally developed models or methodologies that use information which may not be observed or which is illiquid.

The fair value of financial instruments recorded at fair value in the Consolidated Financial Statements, is detailed as follows:

As of December 31, 2019	Recorded fair value	Fair value hierarchy
		level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	3,412,197	-	3,412,197	-
Market securities and investments in other companies	6,245,817	6,245,817	-	-
Derivative hedge assets	4,827,882	-	4,827,882	-
Total other financial assets	14,485,896	6,245,817	8,240,079	-
Derivative financial instruments	240,394	-	240,394	-
Derivative hedge liabilities	805,306	-	805,306	-
Total financial derivative liabilities	1,045,700	-	1,045,700	-

As of December 31, 2018	Recorded fair value	Fair value hierarchy
		level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	11,522,482	-	11,522,482	-
Market securities and investments in other companies	11,010,433	11,010,433	-	-
Derivative hedge assets	3,537,633	-	3,537,633	-
Total other financial assets	26,070,548	11,010,433	15,060,115	-
Derivative financial instruments	4,997,124	-	4,997,124	-
Derivative hedge liabilities	1,351,530	-	1,351,530	-
Total financial derivative liabilities	6,348,654	-	6,348,654	-

During the year ended as of
December 31, 2019
, the Company has not made any significant instrument transfers between levels 1 and 2.

Credit quality of financial assets

The Company uses two credit assessment systems for its clients: a) Clients with loan insurance are assessed according to the external risk criteria (trade reports, non-compliance and protested documents that are available in the local market), payment capability and equity situation required by the insurance company to grant a loan coverage; b) All other the clients are assessed through an ABC risk model, which considers internal risk (non-compliance and protested documents), external risk (trade reports, non-compliance and protested documents that  are available in the local market) and payment capacity and equity situation. The uncollectible rate during the last two years has not been significant.